NATURE OF OPERATIONS, BASIS OF PRESENTATION AND GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Accounting Policies [Abstract]
Net Cash Provided by (Used in) Operating Activities	$ 471,561	$ 521,911
Retained Earnings (Accumulated Deficit)	$ 9,005,473		$ 8,544,232